Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	Year Ended December 31,
	2018	2019	2020
Employee compensation	2,256,455	2,231,698	1,687,945
Marketing and promotional expenses	1,158,519	818,053	675,142
Rental and related expenses	450,113	737,578	498,601
Depreciation and amortization expenses	249,765	457,364	325,478
Professional services	578,469	487,537	307,658
IT consumable, office supply and other low value consumable	167,323	109,501	69,954
Travel and entertainment expenses	197,187	126,571	39,328
Expected credit losses	—	—	9,654
Allowance against receivables	—	108,459	—
Others	283,959	375,026	318,511
Total	5,341,790	5,451,787	3,932,271